Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, ASICs, full custom devices and semi-custom devices and ASSPs for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of smartcard products, which includes the production and sale of both silicon chips and smartcards.
The Company's Managing Board which consists of the Chief Executive Officer, Jean-Marc Chery and the Chief Financial Officer, Lorenzo Grandi under the oversight of the Company’s Supervisory Board, is considered to be the Company's Chief Operating Decision Maker (CODM) and reviews the financial information presented on an operating segment basis for purposes of making decisions, assessing financial performance and allocating resources.
Following the Company's reorganization announced in January 2024 into four reportable segments, the Company has made further progress in analyzing its global product portfolio, resulting in additional adjustments to its segments, effective starting January 1, 2025. Prior periods have been adjusted accordingly. The changes are as follows:
•In Analog, Power & Discrete, MEMS and Sensors (APMS) Product Group:
•the transfer of VIPpower products from Power and Discrete products (“P&D”) reportable segment to Analog products, MEMS and Sensors (“AM&S”) reportable segment.
•In Microcontrollers, Digital ICs and RF products (MDRF) Product Group:
•the newly created ‘Embedded Processing’ reportable segment includes the former ‘MCU’ segment (excluding the RF ASICs mentioned below) as well as Custom Processing products (Automotive ADAS products).
•the newly created ‘RF Optical Communications’ reportable segment includes the former ‘D&RF’ segment (excluding Automotive ADAS products) as well as some RF ASICs which were previously part of the former ‘MCU’ segment.
The Company believes these adjustments are critical for implementing synergies and optimizing resources, which are necessary to fully deliver the benefits expected from the Company's new organization.
As of December 31, 2025, our reportable segments, within each product group, were as follows:
•In our Analog, Power & Discrete, MEMS and Sensors ("APMS") product group:
◦Analog products, MEMS and Sensors ("AM&S"), comprised of ST analog products, MEMS sensors and actuators, and optical sensing solutions.
◦Power and Discrete products ("P&D"), comprised of discrete and power transistor products.
•In our Microcontrollers, Digital ICs and RF products ("MDRF") product group:
◦Embedded Processing ("EMP"), comprised of general-purpose and automotive microcontrollers, connected security products and Custom Processing Products (Automotive ADAS).
◦RF Optical Communications ("RFOC"), comprised of space, ranging & connectivity products, digital audio & signaling solutions and optical & RF COT.
The Company's reportable segments represent groups of similar products that are combined on the basis of similar design and development requirements, product characteristics and manufacturing processes, amongst other factors. Consequently, the Company's reportable segments result from the aggregation of operating segments. The reportable segments also reflect how management allocates resources and measures performance.
The CODM does not evaluate performance of operating segments using discrete asset and significant expenses information. The CODM monitors the cost structure of the Company at the level of organizational functions, while economic performance is assessed through revenues and operating income at the level of reportable segments.
The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.
Net revenues by reportable segment:

	December 31, 2025	December 31, 2024	December 31, 2023
AM&S	5,085	5,429	6,232
P&D	1,685	2,461	3,098
EMP	3,580	3,853	6,353
RFOC	1,436	1,511	1,587
Total net revenues of reportable segments	11,786	13,254	17,270
Others (1)	14	15	16
Total consolidated net revenues	11,800	13,269	17,286
(1)Net revenues of “Others” include revenues from sales assembly services and other revenues. For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, SG&A expenses and a part of R&D expenses. In compliance with the Company’s internal policies, certain costs are not allocated to the segments, but reported in “Others”.
Operating income by reportable segment:

	December 31, 2025	December 31, 2024	December 31, 2023
AM&S	623	875	1,491
P&D	(275)	263	706
EMP	536	684	2,307
RFOC	265	379	521
Total operating income of reportable segments	1,149	2,201	5,025
Others (1)	(974)	(525)	(414)
Total consolidated operating income	175	1,676	4,611
(1)Operating income (loss) of “Others” includes items such as unused capacity charges, incidents leading to power outage, impairment, restructuring charges and other related phase-out costs, management reorganization costs, start-up costs, and other unallocated income (expenses) such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to reportable segments (e.g. urgent freight costs, changes in fair value measurement on contingent consideration liabilities), as well as operating earnings of other products.
The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2025	December 31, 2024	December 31, 2023
Total operating income of reportable segments	1,149	2,201	5,025
Impairment, restructuring charges and other related phase-out costs	(376)	—	—
Impairment loss on intangible assets acquired through business combinations	—	—	(36)
Start-up costs	(7)	(69)	(134)
Unused capacity charges	(416)	(370)	(120)
Other unallocated manufacturing results	(169)	(63)	(94)
Gain on sale of non-current assets	5	2	4
Cancellation and postponement fees	—	(18)	—
Strategic and other research and development programs and other non-allocated items	(11)	(7)	(34)
Total operating loss Others	(974)	(525)	(414)
Total consolidated operating income	175	1,676	4,611
The following is a summary of operations by entities located within the indicated geographic areas for 2025, 2024 and 2023. Net revenues represent sales to third parties from the country in which each subsidiary or branch is domiciled. The Company is incorporated under Dutch law with head offices located in the Netherlands while the Company’s operational office and headquarters are located in Switzerland. Long-lived assets consist of property, plant and equipment, net, a significant portion of which is purchased through the Company's head offices and subsequently operated by the Company's subsidiaries. Property, plant and equipment expenditures is mainly attributable to our front-end and back-end facilities located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.
Net revenues

	December 31, 2025	December 31, 2024	December 31, 2023
Switzerland	2,948	3,944	5,755
France	112	147	158
Italy	35	34	54
USA	1,520	1,668	2,279
Singapore	6,563	6,808	8,138
Japan	612	657	890
Other countries	10	11	12
Total net revenues	11,800	13,269	17,286
Property, plant and equipment, net

	December 31, 2025	December 31, 2024
The Netherlands	4,073	4,168
France	1,496	1,617
Italy	2,631	2,233
Other European countries	195	162
USA	43	52
Singapore	1,258	1,384
China	671	525
Malaysia	417	464
Other countries	274	272
Total property, plant and equipment, net	11,058	10,877